INCOME TAXES (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current	$ 680	$ 1,282	$ 1,981
Deferred	(1,187)	313	(970)
Total taxes on income	(507)	1,595	1,011
Israeli [Member]
Current	385	336	164
Deferred
Non-Israeli [Member]
Current	295	946	1,817
Deferred	$ (1,187)	$ 313	$ (970)